Financial Instruments and Risk Management (Schedule of Terms of Derivative Financial Instruments Used to Economically Hedge Foreign Currency Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Put Option Contract [Member] | Euro/ US dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (2)	$ 1
Stated amount	$ 57	$ 40
Average exchange rate	1.1	1.1
Put Option Contract [Member] | US Dollar/British pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 12
Average exchange rate	1.3	1.2
Put Option Contract [Member] | US Dollar/Israeli shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 2	$ 0
Stated amount	$ 50	$ 0
Average exchange rate	3.5	3.7
Put Option Contract [Member] | US Dollar/Japanese yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 11	$ 5
Average exchange rate	149.7	152
Call Option Contract [Member] | Euro/ US dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 1	$ 0
Stated amount	$ 57	$ 40
Average exchange rate	1.1	1.1
Call Option Contract [Member] | US Dollar/British pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 12
Average exchange rate	1.3	1.2
Call Option Contract [Member] | US Dollar/Israeli shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 50	$ 0
Average exchange rate	3.5	3.7
Call Option Contract [Member] | US Dollar/Japanese yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 11	$ 5
Average exchange rate	149.7	152
Swap contract [Member] | US Dollar/Israeli shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 51	$ (3)
Stated amount	$ 437	$ 206
Average exchange rate	3.5	3.7
Forward contracts [Member] | Euro/ US dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 2
Stated amount	$ 95	$ 177
Average exchange rate	1.1	1.1
Forward contracts [Member] | Euro/Chinese yuan renminbi [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ 0
Stated amount		$ 14
Average exchange rate		7.7
Forward contracts [Member] | US Dollar/British pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 11	$ 8
Average exchange rate	1.3	1.2
Forward contracts [Member] | British pound/euro [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)	$ 0
Stated amount	$ 113	$ 115
Average exchange rate	1.2	1.2
Forward contracts [Member] | US Dollar/Israeli shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 19	$ (1)
Stated amount	$ 760	$ 808
Average exchange rate	3.5	3.7
Forward contracts [Member] | US Dollar/Brazilian real risk [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 1	$ 0
Stated amount	$ 44	$ 18
Average exchange rate	5.6	6
Forward contracts [Member] | Other [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 32	$ 12
Average exchange rate	0	0
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 21	$ 2
Stated amount	$ 340	$ 320
Average exchange rate	3.5	3.7